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United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 10,01,2008

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 141 W. Jackson Blvd., Suite 800
Chicago, IL 60604
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:47
Form SH Information Table Value Total:805983

List of Other Included Managers:
NONE


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
Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
ABBOTT LABS             COM         002824100       308        5363 SH          Sole                                5363
ADOBE SYS INC           COM         00724F101       907       22995 SH          Sole                                22995
AMGEN INC               COM         031162100       243        4102 SH          Sole                                4102
AMERICAN EXPRESS CO     COM         025816109       217        6137 SH          Sole                                6137
BOEING CO               COM  097023 097023105       268        4678 SH          Sole                                4678
BANK OF AMERICA CORPORA COM         060505104       795       22733 SH          Sole                                22733
BJ SVCS CO              COM         055482103       874       45712 SH          Sole                                45712
CME GROUP INC           COM         12572Q105      1349        3633 SH          Sole                                3633
CONOCOPHILLIPS          COM         20825C104       387        5287 SH          Sole                                5287
CHEVRON CORP NEW        COM  166764 166764100       763        9251 SH          Sole                                9251
DIAMONDS TR             UNIT SER 1  252787106    160292     1479259 SH          Sole                                1479259
DISNEY WALT CO          COM DISNEY  254687106       264        8631 SH          Sole                                8631
EXELON CORP             COM  30161N 30161N101       230        3687 SH          Sole                                3687
GLOBAL INDS LTD         COM         379336100       313       45130 SH          Sole                                45130
SPDR GOLD TRUST         GOLD SHS    78463V107     81010      952275 SH          Sole                                952275
GOOGLE INC              CL A  38259 38259P508      5639       16516 SH          Sole                                16516
HOME DEPOT INC          COM         437076102       207        8012 SH          Sole                                8012
HEWLETT PACKARD CO      COM         428236103      3679       79573 SH          Sole                                79573
INTEL CORP              COM         458140100      1022       54573 SH          Sole                                54573
JOHNSON & JOHNSON       COM         478160104      3313       47825 SH          Sole                                47825
JP MORGAN CHASE & CO    COM         46625H100       869       18626 SH          Sole                                18626
COCA COLA CO            COM  191216 191216100       476        9019 SH          Sole                                9019
MCDONALDS CORP          COM         580135101       371        6016 SH          Sole                                6016
3M CO                   COM  88579Y 88579Y101       309        4535 SH          Sole                                4535
MERCK & CO INC          COM  589331 589331107      3293      104357 SH          Sole                                104357
NOBLE CORPORATION       SHS  G65422 G65422100      2004       45663 SH          Sole                                45663
NATIONAL OILWELL VARCO  COM         637071101      2339       46583 SH          Sole                                46583
NATIONAL SEMICONDUCTOR  COM  637640 637640103       302       17586 SH          Sole                                17586
FIDELITY COMWLTH TR     NDQ CP IDX  315912808     75849      916500 SH          Sole                                916500
ORACLE CORP             COM  68389X 68389X105       405       19970 SH          Sole                                19970
PEPSICO INC             COM  713448 713448108       388        5447 SH          Sole                                5447
PFIZER INC              COM         717081103       471       25556 SH          Sole                                25556
PROCTER & GAMBLE CO     COM  742718 742718109       882       12661 SH          Sole                                12661
PHILIP MORRIS INTL INC  COM         718172109       344        7171 SH          Sole                                7171
QUALCOMM INC            COM         747525103       317        7398 SH          Sole                                7398
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104     83389     2143128 SH          Sole                                2143128
ROWAN COS INC           COM         779382100      1385       45354 SH          Sole                                45354
SMITH INTL INC          COM         832110100      2671       45558 SH          Sole                                45558
SCHLUMBERGER LTD        COM         806857108      3850       49303 SH          Sole                                49303
SPDR TR                 UNIT SER 1  78462F103    270410     2331322 SH          Sole                                2331322
US BANCORP DEL          COM NEW  90 902973304       309        8598 SH          Sole                                8598
UNITED STATES OIL FUND  UNITS       91232N108     62909      767100 SH          Sole                                767100
VERIZON COMMUNICATIONS  COM         92343V104      1999       62311 SH          Sole                                62311
WEATHERFORD INTERNATION COM  G95089 G95089101      1168       46478 SH          Sole                                46478
WAL MART STORES INC     COM         931142103      2239       37387 SH          Sole                                37387
SELECT SECTOR SPDR TR   SBI INT-FIN 81369Y605     14150      711423 SH          Sole                                711423
SELECT SECTOR SPDR TR   SBI CONS DI 81369Y407     10805      387300 SH          Sole                                387300